Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Taxes [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits
The significant components of the Partnership’s deferred tax assets and liabilities as at December 31, 2021 and 2020, are as follows:

	December 31, 2021	December 31, 2020
	$	$
Tax losses carried forward	—	5,153
Other timing differences	(700)	(700)
Total net deferred tax assets (liabilities)	(700)	4,453
Reflected in the statement of financial position as follows:
Deferred tax assets	—	5,153
Deferred tax liabilities	700	700
Net deferred tax assets (liabilities)	(700)	4,453

The recognition of the deferred tax assets is based on the expectation that sufficient taxable income will be available through future taxable income supported by forecast.
The net deferred tax assets (liabilities) movements are as follows:

	December 31, 2021	December 31, 2020
	$	$
Opening net deferred tax assets (liabilities) balance at beginning of year	4,453	3,867
Deferred income tax (expense) benefit	(5,006)	804
Other	(147)	(218)
Closing net deferred tax assets (liabilities) balance at end of year	(700)	4,453

The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

	December 31, 2021	December 31, 2020
	$	$
One year from reporting date	—	92
Two years from reporting date	—	122
Three years from reporting date	—	162
After three years from reporting date	103,579	108,788
Do not expire	188,771	153,573
Total	292,350	262,737

Disclosure of major components of tax expense (income)	The major components of income tax expense for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Current income tax (expense) benefit	(4,603)	(6,543)	(4,666)
Deferred income tax (expense) benefit:
Origination and reversal of temporary differences	193,486	2,889	(1,035)
Benefit (expense) arising from previously unrecognized (derecognized) tax assets	(198,492)	(2,085)	(2,126)
Total deferred income taxes	(5,006)	804	(3,161)
Income tax (expense) benefit	(9,609)	(5,739)	(7,827)

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates	The below reconciliation has been
prepared using a composite statutory-rate for jurisdictions where the Partnership’s subsidiaries operate:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Income (loss) before income tax (expense) benefit	(126,841)	(340,424)	(151,240)
Net income (loss) not subject to taxes	(6,194)	(155,010)	(194,675)
Net income (loss) subject to taxes	(120,647)	(185,414)	43,435
Applicable statutory tax rate	14%	1%	11%
Net income (loss) subject to taxes at applicable statutory tax rates	(16,801)	(1,222)	4,885
Permanent differences	(29,345)	2,219	(1,976)
Adjustments related to currency differences	147	172	(360)
Derecognition of deferred tax assets and other	55,608	4,570	5,278
Tax expense (benefit) related to current year	9,609	5,739	7,827

The unrecognized tax benefits movements are as follows:

	December 31, 2021	December 31, 2020
	$	$
Opening unrecognized tax benefits balance at beginning of year	262,737	232,186
Increases for positions related to the current year	29,613	30,551
Closing unrecognized tax benefits balance at end of year	292,350	262,737